Condensed financial information of the Company (Condensed Balance Sheet) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 578,244,378	$ 387,528,092	$ 140,494,754	$ 587,119,126
Other deposits and prepayments	525,263,384	254,048,288
Other current assets	225,785	200,891
Total current assets	3,931,445,119	3,262,963,717
TOTAL ASSETS	4,236,445,290	3,548,883,184	3,231,526,234
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term bank loan	178,576,151	222,226,246
PRC income tax payable	120,573,148	106,034,490
PRC other tax payable	7,908,792	14,178,760
Other payables and accrued liabilities	199,661,165	106,126,369
Payroll and welfare payable	19,521,772	22,966,053
Total current liabilities	2,060,609,044	1,650,882,568
Long-term bank loans	235,885,009	13,859,800
Other long-term debt	974,791,324	897,503,703
Total liabilities	3,320,293,112	2,612,931,582
Shareholders’ equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-131,426,741 shares for 2015 (2015: 142,802,936 shares)	16,051	15,835
Treasury shares	(53,734,088)	(24,045,440)
Additional paid-in capital	538,414,246	531,233,336
Total Xinyuan Real Estate Co., Ltd. Shareholders' equity	900,260,465	935,970,421
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 4,236,445,290	$ 3,548,883,184
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	131,426,741	142,802,936
Common stock, shares outstanding	131,426,741	142,802,936
Parent Company [Member]
ASSETS
Cash and cash equivalents	$ 36,497,233	$ 1,295,835	$ 4,392,766	$ 231,652,719
Other deposits and prepayments	0	2,389,045
Other current assets	1,900,557	28
Due from subsidiaries	394,050,421	592,565,997
Total current assets	432,448,211	596,250,905
Investments in subsidiaries	1,068,115,589	962,901,445
TOTAL ASSETS	1,500,563,800	1,559,152,350
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term bank loan	34,421,617	222,226,246
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	11,873,498	8,194,395
Payroll and welfare payable	119,167
Total current liabilities	47,329,860	231,336,219
Long-term bank loans	64,845,655
Other long-term debt	488,127,820	391,845,710
Total liabilities	600,303,335	623,181,929
Shareholders’ equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-131,426,741 shares for 2015 (2015: 142,802,936 shares)	16,051	15,835
Treasury shares	(53,734,088)	(24,045,440)
Additional paid-in capital	538,414,246	531,233,336
Retained earnings	415,564,256	428,766,690
Total Xinyuan Real Estate Co., Ltd. Shareholders' equity	900,260,465	935,970,421
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,500,563,800	$ 1,559,152,350
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	131,426,741	142,802,936
Common stock, shares outstanding	131,426,741	142,802,936